CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Continuing operations
Revenue	$ 1,400,038	$ 1,378,663	$ 706,913
Cost of services	(914,677)	(962,978)	(622,381)
Gross profit	485,361	415,685	84,532
Selling, general and administrative expenses	(138,669)	(141,355)	(102,062)
Impairment reversal / (loss) of non-financial assets	102,838	(111)	(371)
Other operating income	100,560	37,340	42,777
Other operating expense	(9,453)	(6,984)	(18,416)
Operating income	540,637	304,575	6,460
Share of income / (loss) in associates	7,108	(970)	(629)
Income before financial results and income tax	547,745	303,605	5,831
Financial income	101,598	63,859	28,080
Financial loss	(406,570)	(196,405)	(131,271)
Inflation adjustment	(40,547)	19,459	6,691
Income / (loss) before income tax	202,226	190,518	(90,669)
Income tax	24,241	(24,883)	(69,111)
Income / (loss) from continuing operations	226,467	165,635	(159,780)
Loss from discontinued operations			(21,196)
Income / (loss) for the year	226,467	165,635	(180,976)
Attributable to:
Owners of the parent	239,506	168,166	(117,755)
Non-controlling interest	(13,039)	(2,531)	(63,221)
Income / (loss) for the year	$ 226,467	$ 165,635	$ (180,976)
Earnings per share for profit from continuing operations attributable to the ordinary equity holders of the Group:
Basic earnings per share	$ 1.49	$ 1.05	$ (0.60)
Diluted earnings per share	1.49	1.05	(0.60)
Earnings per share for profit attributable to the ordinary equity holders of the Group:
Basic earnings per share	1.49	1.05	(0.73)
Diluted earnings per share	$ 1.49	$ 1.05	$ (0.73)